Property, Plant and Equipment, Net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 799	$ 641	$ 554
Write-offs of machinery and equipment	$ 1,030	$ 3	$ 0